Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable, net

Note 6 – Accounts receivable, net

Accounts receivable, net consist of the following:

	December 31, 2022	December 31, 2021

Accounts receivable	$6,179,498	$8,816,071
Allowance for doubtful accounts	(5,777,189)	(2,478,341)
Total accounts receivable, net	$402,309	$6,337,730

Movements of allowance for doubtful accounts are as follows:

	December 31, 2022	December 31, 2021

Beginning balance	$2,478,341	$123,890
Addition	3,574,521	2,440,018
Reversal	—	(117,040)
Exchange rate effect	(275,673)	31,473
Ending balance	$5,777,189	$2,478,341